Fair Value Measurement (Details) - Schedule of Unobservable Inputs of the Earnout Liability for Earnout Shares Based on the Company’s Stock Price	Mar. 31, 2024
Term (years) [Member]
Schedule of Unobservable Inputs of the Earnout Liability for Earnout Shares Based on the Company’s Stock Price [Line Items]
Earnout liability	5.5
Volatility [Member]
Schedule of Unobservable Inputs of the Earnout Liability for Earnout Shares Based on the Company’s Stock Price [Line Items]
Earnout liability	40
Risk-free rate [Member]
Schedule of Unobservable Inputs of the Earnout Liability for Earnout Shares Based on the Company’s Stock Price [Line Items]
Earnout liability	4.16
Dividend yield [Member]
Schedule of Unobservable Inputs of the Earnout Liability for Earnout Shares Based on the Company’s Stock Price [Line Items]
Earnout liability	0
Current stock price [Member]
Schedule of Unobservable Inputs of the Earnout Liability for Earnout Shares Based on the Company’s Stock Price [Line Items]
Earnout liability	10.25